Expense Example - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio - Select Wireless Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978